SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) - USD ($)	2 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net cash provided by operating activities	$ (505,506)	$ 200,783	$ (223,169)	$ (1,328,899)	$ (505,506)
Net cash provided by investing activities	0	(5,745)	(11,320)	(4,256,015)	0
Net cash provided by financing activities	$ 505,506	$ (18,281)	$ 536,207	$ 5,911,628	$ 505,506